SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Organization and Nature of Operations

Organization and Nature of Operations

Cardiff Lexington Corporation (“Cardiff”) was originally incorporated on September 3, 1986 in Colorado as Cardiff International Inc. On November 10, 2005, Cardiff merged with Legacy Card Company, LLC and changed its name to Cardiff Lexington Corporation. On August 27, 2014, Cardiff redomiciled and became a corporation under the laws of Florida. On April 13, 2021, Cardiff redomiciled and became a corporation under the laws of Nevada.

Cardiff is an acquisition holding company focused on locating undervalued and undercapitalized companies, primarily in the healthcare industry, and providing them capitalization and leadership to maximize the value and potential of their private enterprises while also providing diversification and risk mitigation for stockholders. All of Cardiff’s operations are predominantly conducted through, and its income derived from, its Nova Ortho and Spine, LLC (“Nova”) subsidiary. Its subsidiaries include:

•	Nova, which was acquired on May 31, 2021; and

•	Edge View Properties, Inc. (“Edge View”), which was acquired on July 16, 2014.

Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete annual financial statements. These interim financial statements should be read in conjunction with the Company’s audited financial statements and notes thereto included in its Annual Report on Form 10-K for the year ended December 31, 2024. In the opinion of management, all adjustments considered necessary for a fair presentation have been included and are of a normal recurring nature.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Cardiff and its wholly owned subsidiaries, Nova and Edge View (collectively, the “Company”). All significant intercompany accounts and transactions are eliminated in consolidation. The loss from discontinued operations presented in the condensed consolidated statement of operations for the nine months ended September 30, 2024 is a part of the execution of a settlement that was previously reached in July 2022 with six previous owners of Red Rock Travel Group, LLC (“Red Rock”), an entity that was discontinued by the Company in May 2019. Net liabilities from discontinued operations on the condensed consolidated balance sheets as of September 30, 2025 and December 31, 2024 include the residual liabilities related to the sale of Platinum Tax Defenders (“Platinum Tax”), a business previously owned by the Company, which was sold in November 2023. Please refer to Note 11. Discontinued Operations for further detail.

Reverse Stock Splits

Reverse Stock Splits

On January 9, 2024, the Company effected a 1-for-75,000 reverse split of its outstanding common stock, and on January 12, 2026, the Company effected a 1-for-3 reverse split of its outstanding common stock. All outstanding shares of common stock and warrant to purchase common stock were adjusted to reflect these reverse splits, with respective exercise prices of the warrants proportionately increased. The conversion prices of the outstanding convertible notes and certain series of preferred stock were adjusted to reflect a proportional decrease in the number of shares of common stock to be issued upon conversion.

All share and per share data throughout these consolidated financial statements have been retroactively adjusted to reflect the reverse stock split. The total number of authorized shares of common stock did not change. As a result of the reverse stock split, an amount equal to the decreased value of the common stock was reclassified from “common stock” to “additional paid-in capital.”

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Management uses its historical records and knowledge of its business in making estimates. Accordingly, actual results could differ from those estimates.

Accounts Receivable

Accounts Receivable

In the normal course of business, the Company is in the lien based medical industry providing orthopedic healthcare servicing an uninsured market insulated by a letter of protection which insulates the Company and insures payment in full from insurance settlements. Accounts receivable consists of amounts due from attorneys and insurance providers for services provided to patients under the letter of protection. Accounts receivable are recorded at the expected settlement realization amount, which is less contractual adjustments and an allowance for credit losses. The Company recognizes an allowance for credit losses for its accounts receivable to present the net amount expected to be collected as of the balance sheet date. This allowance is determined based on the history of net settlements received, where the net settlement amount is not collected. No collection can happen if no settlement is reached with the defendant’s insurance company and the plaintiff (the patient) loses the case at trial, or the case is abandoned, then the Company will not be able to collect on its letter of protection and its receivable will not be collected. The Company monitors outstanding cases as they develop through ongoing discussions with attorneys, doctors and third-party medical billing company and additionally monitors settlement realization rates over time. Additionally, the Company considers economic factors and events or trends expected to affect future collections experience. The no collection history of the Company’s customers is considered in future assessments of collectability as these patterns are established over a longer period. The Company uses the term collection and collection rate in its disclosures to describe the historical less than 1.0% occurrence of not collecting under a contract, which aligns with the Company’s credit loss accounting under ASC 326.

The Company does not have a significant exposure to credit losses as it has historically had a less than 1.0% loss rate where the Company received no settlement amount for its outstanding accounts receivable. Although possible, claims resulting in zero collection upon settlement are rare based on the Company’s historical experience and has historically been less than 1.0% of its outstanding accounts receivable, thereby resulting in a collection rate of 99%. The Company uses the loss rate method to record its allowance for credit losses. The Company applies the loss rate method by reviewing its zero collection history on a quarterly basis and updating its estimates of credit losses to adjust for changes in loss data. The Company typically collects on its accounts receivable between eighteen and twenty-four months after recording. The Company does not record an allowance for credit losses based on an aging of its accounts receivable as the aging of the Company’s receivables do not influence the credit loss rate due to the nature of its business and the letter of protection. The Company does not adjust its receivables for the effects of a significant financing component at contract inception as the timing of variable consideration is determined by the settlement, which is outside of the Company’s control. As of September 30, 2025 and December 31, 2024, the Company’s allowance for credit losses was $249,799 and $255,215, respectively. As of September 30, 2024 and December 31, 2023, the Company’s allowance for credit losses was $122,190 for each period, respectively. The Company recognized $0 and $112,727 of credit loss expense during the three and nine months ended September 30, 2025, respectively, and $0 during the three and nine months ended September 30, 2024, which is included in selling, general and administrative expenses in the condensed consolidated statement of operations. The balance of accounts receivable, net as of January 1, 2024 was $13,305,254.

The following table shows the allowance for credit losses activity:

	2025	2024
Balance at January 1	$(255,215)	$(122,190)
Current period provision	(112,727)	–
Write off charged against the allowance	118,143	–
Balance at September 30	$(249,799)	$(122,190)

Property and Equipment

Property and Equipment

Property and equipment are carried at cost. Expenditures for renewals and betterments that extend the useful lives of property, equipment or leasehold improvements are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred. Depreciation is calculated using the straight-line method for financial reporting purposes based on the following estimated useful lives:

Classification	Useful Life
Equipment, furniture, and fixtures	5 - 7 years
Medical equipment	10 years
Leasehold improvements	10 years or lease term, if shorter

Goodwill

Goodwill

Goodwill is not amortized but is evaluated for impairment annually or when indicators of a potential impairment are present. The Company reviews goodwill for impairment on a reporting unit basis annually and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable. Goodwill is tested first for impairment based on qualitative factors on an annual basis or in between if an event occurs or circumstances change that indicate the fair value may be below its carrying amount, otherwise known as a ‘triggering event’. An assessment is made of these qualitative factors as such to determine whether it is more likely than not the fair value is less than the carry amount, including goodwill. The annual evaluation is based on valuation models that incorporate assumptions and internal projections of expected future cash flows and operating plans. The Company believes such assumptions are also comparable to those that would be used by other marketplace participants. During the nine months ended September 30, 2025 and 2024, the Company did not recognize any goodwill impairment and noted there were no such triggering events.

Valuation of Long-lived Assets

Valuation of Long-lived Assets

In accordance with the provisions of Accounting Standards Codification (“ASC”) Topic 360-10-5, “Impairment or Disposal of Long-Lived Assets”, all long-lived assets such as plant and equipment and construction in progress held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of assets to estimated cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets.

Revenue Recognition

Revenue Recognition

The Company’s primary source of revenue is its healthcare subsidiary, which records revenues from providing licensed and/or certified orthopedic procedures. Revenue is recognized at a point in time in accordance with ASC 606 and at an estimated net settlement realization rate based on gross billed charges. The Company’s healthcare subsidiary does not have contract liabilities or deferred revenue as there are no amounts prepaid for services. The Company applies the following five-step ASC 606 model to determine revenue recognition:

•	Identification of a contract with a customer

•	Identification of the performance obligations in the contact

•	Determination of the transaction price

•	Allocation of the transaction price to the separate performance obligations

•	Recognition of revenue when performance obligations are satisfied.

At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses services promised within each contract and determines those that are a performance obligation and assesses whether each promised service is distinct.

The Company’s contracts contain a single performance obligation (providing orthopedic services), as the promise to transfer the individual services is not separately identifiable from other promises in the contracts and, therefore, not distinct, as a result, the entire transaction price is allocated to this single performance obligation.

Accordingly, the Company recognizes net revenue when the patient receives orthopedic care services. The Company’s patient service contracts generally have performance obligations which are satisfied at a point in time. The performance obligation is for onsite or off-site care provided. Patient service contracts are generally fixed-price, and the transaction price is in the contract.

In determining net revenue to record under ASC 606, the Company must estimate the transaction price, including estimates of variable consideration in the contract at inception. In order to estimate variable consideration, the Company uses established billings rates (also described as “gross charges”) for the procedures being performed, however, the billing rates are not the same as actual amounts recovered for the Company’s healthcare subsidiary. They generally do not reflect what the Company is ultimately paid by the customer, insurance carriers and other payors, and therefore are not reported in the consolidated financial statements at that rate. The Company is typically paid amounts based on established charges per procedure with guidance from the annually updated Current Procedural Terminology (“CPT”) guidelines that designates relative value units and a suggested range of charges for each procedure which is then assigned a CPT code. This gross charge is discounted to reflect the percentage paid to the Company using a modifier recognized by each insurance carrier for services, less deductible, co-pay, and contractual adjustments which are deducted from the calculated fee. These adjustments are considered variable consideration under ASC 606 and are deducted from the calculated fee to arrive at the net transaction price. The Company also estimates changes in the contract price as a result of price concessions, changes to deductibles, co-pays and other contractual adjustments to determine the eventual settlement amount the Company expects to receive. The Company uses the term settlement realization in its disclosures to describe the amount of cash the Company expects to receive based on its estimate of the transaction price under the expected value method of ASC 606.

Where appropriate, the Company utilizes the expected value method to determine the appropriate amount for estimates of variable consideration, which has been based on a historical lookback of its actual settlement realization rates. The estimates of reserves established for variable consideration reflect current contractual requirements, the Company’s historical experience, specific known market events and trends, industry data and forecasted patient data and settlement patterns. Settlement realization patterns are assessed based on actual settlements and based on expected settlement realization trends obtained from discussions with attorneys, doctors and our third-party medical billing company. Settlement amounts are negotiated, and prolonged settlement negotiations are not indicative of a greater likelihood of reduced settlement realization or zero settlement.

The Company may accept a lower settlement realization rate in order to receive faster payment. The Company obtains information about expected settlement realization trends from discussions with doctors and attorneys and its third-party medical billing company vendor, which handles settlement claims and negotiations. Settlement amounts are presented to the Company’s third-party medical billing company vendor.

Settlement rates of 49% or higher based on gross billed amounts are typically accepted without further negotiation. Proposed settlement rates below 49% are negotiated when possible and longer negotiations typically result in higher settlement rates. If the Company accepts a lower settlement realization rate in order to receive payments more quickly, the Company considers that a price concession and estimates these concessions at contract inception. The various forms of variable consideration described above included in the transaction price may be constrained and are included in net revenue only to the extent that it is probable that a significant reversal in the amount of the cumulative revenue recognized will not occur in a future period. The Company has not constrained any of its estimates of variable consideration for any of the periods presented.

Service Fees – Net (PIP)

Service Fees – Net (PIP)

The Company generates services fees from performing various procedures on the date the services are performed. These services primarily include slip and falls as well as smaller nominal Non Personal Injury Protection (“PIP”) services. As described above, these revenues are based on established insurance billing rates, less allowances for contractual adjustments and uncollectible amounts. These contractual adjustments vary by insurance company and self-pay patients. The Company computes these contractual and other adjustments based on its historical settlement realization experience. Completing the paperwork for each case and preparing it for billing takes approximately ten business days after a procedure is performed. The majority of claims are then filed electronically except for those remaining insurance carriers requiring paper filing. An initial response is usually received within four weeks from electronic filing and up to six weeks from paper filing. Responses may be a payment, a denial, or a request for additional information. The Company’s healthcare revenues are generated from professional medical billings including facility and anesthesia services. With respect to facility and anesthesia services, the Company is the primary obligor as the facility and anesthesia services are considered part of one integrated performance obligation.

The Company satisfies performance obligations as services are performed and then billed to the patient. Payment in most cases is made by an attorney for such services to our patients which are due upon final settlement of patients’ claims. During the claims process, legal counsel warranties such claim through the letter of protection, which is sent to the Company, as a medical provider, on behalf of the client patient. This letter states that the attorney is responsible for paying the client’s medical bills when the case is fully developed and settles. The medical professional agrees to provide treatment to the injured person and refrain from attempting to collect payment as it is developing and until the case is resolved. Once the personal injury case is finalized with the insurance company, the attorney pays the outstanding medical bills from the settlement.

Settlement Rates

Settlement Rates

Prior to fiscal year 2024, the Company historically realized a 49% settlement rate from total gross billed charges. Accordingly, the Company had historically recognized net healthcare service revenue as 49% of gross billed amounts. During the nine months ended September 30, 2024, the Company underwent efforts to accelerate cash settlement of its accounts receivable to generate cash flow for operations. The Company did this by shortening its settlement negotiations with insurance companies and accepting lower settlement amounts. Additionally, during 2024, the Company completed a thorough review of its third-party billing data, including reviewing historical reports and new reporting methods as a part of its updated analysis. Based upon this review, it was determined that a 24-month lookback period should be used in the analysis of the Company’s historical settlement realization rates. As a result of the efforts to accelerate cash settlement during the nine months ended September 30, 2024, the Company realized a 44% average settlement rate of its gross billed charges during this time frame, which were historically recorded in accounts receivable and revenue at 49% of gross billings. This resulted in a $1,650,474 million reduction in its accounts receivable and revenue during the third quarter of 2024 related to the change in estimate. Additionally, as a result of this reduced settlement realization experience, the Company recorded reductions to net revenue of $0 and $1,199,155 for the three and nine months ended September 30, 2024, respectively. The Company will continue to evaluate its estimate of its settlement realization rates in the future, which will include a monthly review of the Company’s historical settlement realization rates, along with estimates of current and pending settlements through ongoing discussions with attorneys, doctors and the Company’s third-party medical billing company in order to determine its variable consideration under ASC 606 and the net transaction price. The Company will update its settlement realization rate estimate used in determining its accounts receivable and revenue each quarter based on this review. As of September 30, 2025, the settlement realization rate at which the Company’s accounts receivable and revenue is recorded is 42%.

Contract Fees (Non-PIP)

Contract Fees (Non-PIP)

The Company has contract fees for amounts earned from its Non PIP related procedures, typically car accidents, and are settled on a contingency basis. Prior to April 2023, these cases were sold to a factor who bears the risk of economic benefit or loss. Generally, the sale of these cases to a third-party factor resulted in an approximate 54% reduction from the accounts receivables amounts. After selling patient cases to the factor, any additional funds settled by the Company were remitted to the factor. The Company evaluated the factored adjustments considering the actual factored amounts per patient on a quarterly interval, and the reductions from accounts receivable that were factored were recorded in finance charges as other expenses on the consolidated statement of operations. As a result of the Company’s eighteen to twenty-four month settlement realization time frame, the Company has an accrued liability resulting from the settlement of receivables sold to the third-party factors which fluctuates as settlements are made and remitted to those third-party factors. These accounts receivables sold to these third-party factors are not included in the Company’s financial statements accounts receivable balance once sold and therefore are not part of the assessment of the net realizable value of accounts receivable. The Company ceased factoring of accounts receivable in the first quarter of 2023.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred. Advertising costs are included as a component of cost of sales in the consolidated statements of operations and changes in stockholders’ equity. The Company recognized advertising and marketing expense of $104,663 and $84,914 for the three months ended September 30, 2025 and 2024, respectively. The Company recognized advertising and marketing expense of $308,001 and $263,864 for the nine months ended September 30, 2025 and 2024, respectively.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities recorded at fair value in the consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair value. The fair value hierarchy distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs), and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1	Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.

Level 2	Inputs, other than quoted prices included in Level 1, which are observable for the asset or liability through corroboration with market data at the measurement date.

Level 3	Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

Distinguishing Liabilities from Equity

Distinguishing Liabilities from Equity

The Company accounts for its series N senior convertible preferred stock and series X senior convertible preferred stock subject to possible redemption in accordance with ASC 480, “Distinguishing Liabilities from Equity”. Conditionally redeemable preferred shares are classified as temporary equity within the Company’s consolidated balance sheet.

Share-Based Compensation

Share-Based Compensation

The Company accounts for its stock-based compensation in which the Company obtains employee services in share-based payment transactions under the recognition and measurement principles of the fair value recognition provisions of section 718-10-30 of the Financial Accounting Standards Board (“FASB”) ASC. Pursuant to paragraph 718-10-30-6 of the FASB ASC, all transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

The measurement date used to determine the fair value of the equity instrument issued is the earlier of the date on which the performance is complete, or the date on which it is probable that performance will occur.

Generally, all forms of share-based payments, including stock option grants, warrants, restricted stock grants and stock appreciation rights are measured at their fair value on the awards’ grant date, based on estimated number of awards that are ultimately expected to vest.

The expense resulting from share-based payments is recorded in general and administrative expense in the consolidated statements of operations.

Income Taxes

Income Taxes

Income taxes are determined in accordance with ASC Topic 740, “Income Taxes”. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Any effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The One Big Beautiful Bill Act (the “OBBBA”), which was enacted on July 4, 2025, makes numerous tax changes. The Company does not expect the tax provisions of the OBBBA will have a material impact on the Company’s effective tax rate.

ASC 740 prescribes a comprehensive model for how companies should recognize, measure, present, and disclose in their financial statements uncertain tax positions taken or expected to be taken on a tax return. Under ASC 740, tax positions must initially be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions must initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts. A deferred tax asset is recognized only if the underlying tax position meets the ASC 740 recognition threshold and is therefore not an uncertain tax position. Even if it meets the recognition threshold, a valuation allowance may be necessary if the future benefits are not likely to materialize (e.g., insufficient future taxable income).

As of September 30, 2025 and 2024, the Company did not have any interest and penalties associated with tax positions and did not have any significant unrecognized uncertain tax positions.

Income (Loss) per Share

Income (Loss) per Share

FASB ASC Subtopic 260, Earnings Per Share, provides for the calculation of “Basic” and “Diluted” earnings per share. Basic earnings per common share is computed by dividing income available to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per common share is computed by dividing income available to common stockholders by the weighted-average number of shares of common stock outstanding during the period increased to include the number of additional shares of common stock that would have been outstanding if the potentially dilutive securities had been issued. Income available to common stockholders consists of net (loss) income less any preferred stock dividends. Potentially dilutive securities include non-vested restricted stock, outstanding stock options, warrants, and debts convertible into common stock. The dilutive effect of stock options and warrants are reflected in diluted earnings per common share by application of the treasury stock method. Under the treasury stock method, an increase in the fair market value of the Company’s common stock can result in a greater dilutive effect from potentially dilutive securities. The diluted effect of debt convertibles is reflected utilizing the if converted method.

Going Concern

Going Concern

The accompanying consolidated financial statements have been prepared using the going concern basis of accounting, which contemplates continuity of operations, realization of assets and liabilities and commitments in the normal course of business. The Company had sustained recurring operating losses since its inception and has an accumulated deficit of $76,533,799 as of September 30, 2025. These factors raise a substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not reflect any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classifications of liabilities that might result if the Company is unable to continue as a going concern.

The ability of the Company to continue as a going concern and the appropriateness of using the going concern basis is dependent upon, among other things, additional cash infusions. Management is in continuous discussions with prospective investors and believes the raising of capital will allow the Company to fund its cash flow shortfalls and pursue new acquisitions. There can be no assurance that the Company will be able to obtain sufficient capital from debt or equity transactions or from operations in the necessary time frame or on terms acceptable to it. Should the Company be unable to raise sufficient funds, it may be required to curtail its operating plans. In addition, if overall Company expenses increase, the Company may need to implement cost reductions. No assurance can be given that the Company will be able to operate profitably on a consistent basis, or at all, in the future. Should the Company not be able to raise sufficient funds, it may cause cessation of operations.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

The FASB issued Accounting Standards Update (“ASU”) 2025-05, “Financial Instruments – Credit Losses (Topic 326); Measurement of Credit Losses for Accounts Receivable and Contract Assets” in July 2025. The amendments are effective for annual reporting periods beginning after December 15, 2025, and interim periods within those annual reporting periods, with early adoption permitted. The amendments will be applied prospectively. The amendments in this update provide (1) all entities with a practical expedient wherein as part of developing reasonable and supportable forecasts when estimating expected credit losses, all entities may elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset, and (2) entities other than public business entities are now allowed an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606 to consider collection activity after the balance sheet date when estimating expected credit losses. The Company is analyzing the impact that ASU 2025-05 will have on the Company’s consolidated financial statements but does not expect any material impacts.

The FASB issued ASU 2024-03, “Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” in November 2024. The amendments are effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The amendments require disclosure in the notes to financial statements of specified information about certain costs and expenses related to selling expenses and in annual reporting periods, an entity’s definition of selling expenses, among other qualitative descriptions of relevant expense captions that are not separately disaggregated quantitatively. The Company is analyzing the impact that ASU 2024-03 will have on the Company’s required disclosures but does not expect any material impacts.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

The FASB issued ASU 2023-07, “Segment Reporting: Improvements to Reportable Segment Disclosures” (“Topic 280”) in November 2023. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. Topic 280 improves “reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses.” In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. The purpose of the amendments is to enable “investors to better understand an entity’s overall performance” and assess “potential future cash flows.” There were no material impacts on the consolidated financial statements at adoption.

The FASB issued ASU 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40).” The ASU simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within that period. The FASB also specified that an entity must adopt the guidance as of the beginning of its annual fiscal year and is not permitted to adopt the guidance in an interim period, other than the first interim period of their fiscal year. ASU 2020-06 reduces the number of accounting models for convertible debt and convertible preferred stock instruments and makes certain disclosure amendments to improve the information provided to users. There was no impact to the consolidated financial statements at adoption.